Summary of significant accounting policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Basis of presentation
(a) Basis of presentation
The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, these financial statements do not include all of the information and footnotes required by U.S. GAAP for complete financial statements and should be read in conjunction with the audited consolidated financial statements and accompanying notes included in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2022, filed with the Securities and Exchange Commission on March 20, 2023.
In management’s opinion, the unaudited condensed financial statements reflect all adjustments (consisting of normal recurring adjustments) necessary to present fairly the financial position of the Company as of June 30, 2023, and results of operations and cash flows for all periods presented. The interim results presented are not necessarily indicative of results that can be expected for the full year ending December 31, 2023. The Company reclassified prior year interest income in the condensed statements of operations and comprehensive income (loss) to conform to current year presentation. This reclassification had no effect on net loss or comprehensive
loss.

(a) Basis of presentation
The accompanying financial statements are presented in United States (“U.S.”) dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of estimates and assumptions
(b) Use of estimates and assumptions
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Significant areas requiring estimates include valuation and recognition of stock-based compensation, the incremental borrowing rate utilized in the measurement of operating and finance lease liabilities, amortization/depreciation and impairment of property and equipment, and pre-clinical,
clinical, and other accruals. Actual results could differ from those estimates.

(b) Use of estimates and assumptions
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Significant areas requiring estimates include valuation and recognition of stock-based compensation, the incremental borrowing rate utilized in the measurement of operating and finance lease liabilities, estimated useful lives utilized in the amortization and depreciation of property and equipment, and pre-clinical,
clinical, and other accruals. Actual results could differ from those estimates.

Leases
(d) Leases
At contract inception, the Company determines if the contract is or contains a lease. Lease liabilities are recognized on the lease commencement date based on the estimated present value of lease payments over the lease term. To determine the present value of the lease payments, the Company utilizes its estimated incremental borrowing rate based on information available at the lease commencement date as the interest rate implicit in the lease is typically not readily determinable. The related right-of-use
assets are recorded net of any lease incentives received. Variable lease cost primarily includes building operating expenses as charged to the Company by its landlords.
The Company includes options to extend the lease in its lease liability and right-of-use
asset when it is reasonably certain that it will exercise that option. None of the Company’s options to extend the rental term of any of its existing leases were considered reasonably certain as of June 30, 2023.
For leases of office space and equipment, the Company has elected to not separate the lease components from the non-lease
components.
For leases with a lease term of 12 months or less and which do not include an option to purchase the underlying asset, the Company has elected to recognize the lease payments in the statement of operations on a straight-line basis over the lease term.

(c) Leases
At contract inception, the Company determines if the contract is or contains a lease. Lease liabilities are recognized on the lease commencement date based on the estimated present value of lease payments over the lease term. To determine the present value of the lease payments, the Company utilizes its estimated incremental borrowing rate based on information available at the lease commencement date as the interest rate implicit in the lease is typically not readily determinable. The related right-of-use
assets are recorded net of any lease incentives received. Variable lease cost primarily includes building operating expenses as charged to the Company by its landlords and payments for lessor-owned assets that are not covered by a tenant improvement allowance.
The Company includes options to extend the lease in its lease liability and right-of-use
asset when it is reasonably certain that it will exercise that option. None of the Company’s options to extend the rental term of any of its existing leases were considered reasonably certain as of December 31, 2022.
For leases of office space, the Company has elected to not separate the lease components from the non-lease
components.
For leases of office space with a lease term of 12 months or less and which do not include an option to purchase the underlying asset, the Company has elected to recognize the lease payments in the statement of operations
on a straight-line basis over the lease term.

Cash, cash equivalents, and restricted cash
(d) Cash, cash equivalents, and restricted cash
The Company considers all highly liquid investments with an original contractual maturity or a remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents consist of money market funds and U.S. treasury securities as of December 31,

2022 and of money market funds as of December 31,

2021.

The following table provides a reconciliation of cash, cash equi val
ents, and restricted cash in the balance sheets that sum to the total of the same such amounts shown in the statements of cash flows (in thousands):

	December 31,
	2022	2021

Cash and cash equivalents	$37,887	$142,467
Restricted cash	878	878

Total cash, cash equivalents, and restricted cash	$38,765	$143,345

Restricted cash, included in other
non-current
assets in the balance sheets, includes $0.9 million in cash deposits the Company maintains with its bank as collateral for the irrevocable letters of credits related to its lease obligations.

Property and equipment, net
(c) Property and equipment, net
Property and equipment are recorded at cost and are amortized using the straight-line basis over a range of three to seven years.
The Company reviews the carrying value of property and equipment for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. In cases where undiscounted expected future cash flows are less than the carrying value, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of assets. The factors considered by management in performing this assessment include current operating results, trends and prospects, the manner in which the property is used, and the effects of obsolescence, demand, competition, and other economic factors. Based on management’s assessment, as a result of the corporate restructuring announced in March 2023, including the decision to suspend all research and development activities, there were indicators of impairment of certain property and equipment. In March 2023, the Company recorded $3.4 million in impairment charges. There were no additional indicators of impairment of property and equipment as of June 30, 2023 and none as of December 31, 2022.

(e) Property and equipment
Property and equipment are recorded at cost and are amortized using the straight-line basis over a range of three to seven years. Expenditures for maintenance and repairs are expensed as incurred.
The Company reviews the carrying value of property and equipment for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. In cases where undiscounted expected future cash flows are less than the carrying value, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of assets. The factors considered by management in performing this assessment include current operating results, trends and prospects, the manner in which the property is used, and the effects of obsolescence, demand, competition, and other economic factors. Based on management’s assessment there were no indicators of impairment of property and equipment as of December 31, 2022 and 2021.

Net loss per share
(g) Net loss per share
Basic net loss per share is calculated by dividing the net loss by the weighted average number of shares of common stock outstanding for the period, without consideration for common stock equivalents. Common stock equivalents are included in the calculation of diluted earnings per share only in periods of net income and are excluded in the calculation of
diluted net loss per share in periods of net loss as their inclusion would be anti-dilutive.
Outstanding
pre-funded
warrants as of June 30, 2023 and June 30, 2022 was 2,296,602 and 2,532,602, respectively
, after giving effect to the 1-for-5 reverse stock split of the Company’s common stock that was effected on September 25, 2023
. They are considered outstanding as of their issuance date and are included in basic and diluted net loss per share because they are fully vested and exercisable for nominal cash consideration.

(f) Net loss per share
Basic net loss per share is calculated by dividing the net loss by the weighted average number of shares of common stock outstanding for the period, without consideration for common stock equivalents. Common stock equivalents are included in the calculation of diluted earnings per share only in periods of net income. Such common stock equivalents are excluded in the calculation of diluted net loss per share in periods of net loss as inclusion of such amounts would be anti-dilutive. Outstanding pre-funded
warrants as of December 31, 2022 and 2021 of 2,532,602
, after giving effect to the 1-for-5 reverse stock split of the common stock that was effected on September 25, 2023 are considered outstanding as of their issuance date and are included in the basic and diluted net loss per share calculation because they are fully vested and exercisable at any time for a nominal cash consideration.

Intangible assets subject to amortization
(g) Intangible assets subject to amortization
Long-lived intangible assets are
recorded
at the acquired cost and amortized using the straight-line method over their estimated useful life.
The intangible asset is tested for impairment when events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. The Company recognizes an impairment loss when carrying amount is not recoverable and the estimated fair value of the intangible asset is less than its carrying value. Based on management’s assessment there were no indicators of impairment of intangible assets as of December 31, 2022 and 2021.

Income taxes
(h) Income taxes
The Company accounts for income taxes using an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the differences between events that have been recognized in the Company’s financial statements and the tax bases of assets and liabilities and tax carryforwards recognized at enacted tax rates. The measurement of deferred tax assets is reduced, if necessary, to the amount more likely than not to be realized by a valuation allowance.

Research and development costs
(i) Research and development costs
Research and development costs are charged to expense as incurred and include items such as: employee related expenses, including salaries, stock-based compensation, and benefits, expenses incurred under agreements with contract research organizations that conduct clinical trials and preclinical studies, the cost of acquiring, developing, and manufacturing clinical trial materials, facilities, and other expenses, which include direct and allocated expenses for rent and maintenance of facilities, and other supplies and costs associated with clinical trials, preclinical activities, and regulatory operations.
Development costs are expensed in the period incurred unless management believes a development project meets generally accepted accounting criteria for deferral and amortization. No product development expenditures have been deferred to date. The Company records costs for certain development activities based on management’s evaluation of the progress to completion of specific tasks or information provided to the Company by vendors on their actual costs incurred. Payments for these activities are based on the terms of the individual arrangements, which may differ from the pattern of costs incurred, and are reflected in the financial statements as prepaid or accrued expense.

Accounting for stock-based compensation
(h) Accounting for stock-based compensation
The Company has issued stock options and restricted stock units (“RSUs”). The Company measures the cost of services received in exchange for an award of equity instruments based on the grant-date fair value of the award. The cost of such award is recognized on a straight-line basis over the requisite service period, which is generally the vesting period. The Company accounts for forfeitures as they occur. The Company utilizes newly issued shares to satisfy option exercises, the vesting of RSUs, and 2020 Employee Stock Purchase Plan (“2020 ESPP”) purchases.
The Company estimates the fair value of options using the Black-Scholes option pricing model on the grant date. This approximation uses assumptions regarding a number of inputs that requires management to make significant estimates and judgments. The expected term represents the period that the Company’s stock-based awards are expected to be outstanding. As the Company does not have sufficient historical experience for determining the expected term of the stock option awards granted, the Company has based its expected term for awards issued to employees on the simplified method, which represents the average period from vesting to the expiration of the stock option. In addition, the Company does not have sufficient trading history of the Company’s common stock, and therefore, the expected stock price volatility for the Company’s common stock was estimated by taking the average historical price volatility for industry peers. The Company has never declared or paid any cash dividends to common stockholders and does not presently plan to pay cash dividends in the foreseeable future. Consequently, the Company used an expected dividend yield of zero. The risk-free interest rate was based on the yields of treasury securities with maturities similar to the expected term of the options for each option group.
The fair value of each RSU is measured using the closing price of the Company’s common stock on the date of grant.

(j) Accounting for stock-based compensation
The Company has issued stock options and restricted stock units (“RSUs”). The Company measures the cost of services received in exchange for an award of equity instruments based on the grant-date fair value of the award.

The cost of such award is recognized on a straight-line basis over the requisite service period, which is generally the vesting period. Awards subject to performance-based vesting requirements are expensed utilizing a graded vesting model if achievement of the performance criteria is determined to be probable. The Company accounts for forfeitures as they occur. The Company utilizes newly issued shares to satisfy option exercises, the vesting of RSUs, and Employee Stock Purchase Plan purchases.
The Company estimates the fair value of options using the Black-Scholes option pricing model on the grant date. This approximation uses assumptions regarding a number of inputs that requires management to make significant estimates and judgments. The expected term represents the period that the Company’s stock-based awards are expected to be outstanding. As the Company does not have sufficient historical experience for determining the expected term of the stock option awards granted, the Company has based its expected term for awards issued to employees on the simplified method, which represents the average period from vesting to the expiration of the stock option. In addition, the Company does not have sufficient trading history for the Company’s common stock, and therefore, the expected stock price volatility for the Company’s common stock was estimated by taking the average historical price volatility for industry peers. The Company has never declared or paid any cash dividends to common stockholders and does not presently plan to pay cash dividends in the foreseeable future. Consequently, the Company used an expected dividend yield of zero. The risk-free interest rate was based on the yields of treasury securities with maturities similar to the expected term of the options for each option group.
The fair value of each RSU is measured using the closing price of the Company’s common stock on the date of grant.

Segment reporting
(k) Segment reporting
The Company operates in one segment, the research and
development
of
 de novo
 protein therapeutics using sophisticated computational algorithms and methods to address unmet medical needs. The Company’s primary areas of focus are in oncology, inflammation, and autoimmunity. The Company’s operations and its assets are held in the United States.

Fair value of financial instruments
(e) Fair value of financial instruments
The carrying amounts of certain of the Company’s financial instruments, including cash and cash equivalents, restricted cash, receivables, accounts payable and other liabilities, approximate their fair values because of their
nature and/or short maturities.

Certain of the Company’s financial instruments are measured at fair value on a recurring basis. The Company determines the fair value of those financial instruments based upon the fair value hierarchy, which prioritizes valuation inputs based on the observable nature of those inputs. The three levels of the fair value hierarchy are as follows:
Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities that can be accessed on the measurement date
Level 2 - quoted prices (in
non-active
markets or in active markets for similar assets or liabilities), observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data
Level 3 - unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities
The following table presents information about the Company’s financial instruments that are measured at fair value on a recurring basis:

	June 30, 2023
(in thousands)	Total	Level 1	Level 2	Level 3

Financial assets
Money market funds	$30,593	$30,593	$—	$—
U.S. treasury securities	50,965	50,965	—	—

Total financial assets	$81,558	$81,558	$—	$—

	December 31, 2022
(in thousands)	Total	Level 1	Level 2	Level 3

Financial assets
Money market funds	$33,767	$33,767	$—	$—
U.S. treasury securities	61,970	61,970	—	—

Total financial assets	$95,737	$95,737	$—	$—

(l) Fair value of financial instruments
The carrying amounts of certain of the Company’s financial instruments, including cash and cash equivalents, restricted cash, receivables, accounts payable, and other liabilities, approximate their fair values because of their nature and/or short maturities.
Certain of the Company’s financial instruments are measured at fair value on a recurring basis. The Company determines the fair value of those financial instruments based upon the fair value hierarchy, which prioritizes valuation inputs based on the observable nature of those inputs. The three levels of the fair value hierarchy are as follows:
Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities that can be accessed on the measurement date
Level 2 - quoted prices (in
non-active
markets or in active markets for similar assets or liabilities), observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data
Level 3 - unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities

The following table presents information about the Company’s financial instruments that are measured at fair value on a recurring basis:

	December 31, 2022
(in thousands)	Total	Level 1	Level 2	Level 3

Financial assets
Money market funds	$33,767	$33,767	$—	$—
U.S. treasury securities	61,970	61,970	—	—

Total financial assets	$95,737	$95,737	$—	$—

	December 31, 2021
(in thousands)	Total	Level 1	Level 2	Level 3

Financial assets
Money market funds	$140,856	$140,856	$—	$—
U.S. treasury securities	—	—	—	—

Total financial assets	$140,856	$140,856	$—	$—

Concentration of credit risk
(n) Concentration of credit risk
Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist primarily of cash, cash equivalents, and short-term investments. Cash, cash equivalents, and short-term investments are invested in accordance with the Company’s investment policy. The primary objective for the Company’s investment portfolio is the preservation of capital and maintenance of liquidity and includes guidelines on the quality of financial instruments and defines allowable investments that the Company believes minimizes the exposure to concentration of credit risk.

Restructuring Charges
(i) Restructuring charges
The Company records costs and liabilities associated with exit and disposal activities in accordance with ASC 420,
Exit or Disposal Cost Obligations
. Restructuring charges are recorded in the period in which they are incurred. The Company evaluates and adjusts these costs as appropriate for changes in circumstances as additional information becomes available.

(o) Restructuring charges
The Company records costs and liabilities associated with exit and disposal activities in accordance with ASC 420,
Exit or Disposal Cost Obligations
. Restructuring charges are recorded in the period in which they are incurred. The Company evaluates and adjusts these costs as appropriate for changes in circumstances as additional information becomes available.

Recently issued and recently adopted accounting standards
(j) Recently issued and recently adopted accounting standards
The Company monitors and evaluates the issuance of Accounting Standards Updates (“ASUs”). No ASUs have been issued recently which impact the Company’s financial statements and disclosures.

(p) Recently issued and recently adopted accounting standards
In June 2016, the FASB issued Accounting Standard Update (“ASU”)
No. 2016-13,
Measurement of Credit Losses on Financial Instruments
(ASU
2016-13),
which replaces the incurred loss impairment methodology under current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. In November 2019, the FASB issued ASU
2019-10,
Financial Instruments – Credit Losses
(Topic 326),
Derivatives
(Topic 815), and
Leases
(Topic 842). This ASU delayed the required adoption for SEC filers that are smaller reporting companies as of their determination on November 15, 2019, until annual and interim periods beginning after December 15, 2022, with early adoption permitted. The Company adopted this standard in conjunction with the investment in debt securities during the quarter ended June 30, 2022.

Investments
(f) Investments
The Company’s short-term investments consist entirely of investments in U.S. treasury securities. These investments are classified as available-for-sale
debt securities and are therefore reported at fair value in the condensed balance sheets. Unrealized gains and losses are included in accumulated other comprehensive income (loss). There were no realized gains or losses on investments for the three and six months ended June 30, 2023 and 2022.
The Company assesses investments for impairment at each reporting period. An investment is considered impaired when the amortized cost basis exceeds the fair value. When this is the case, the Company assesses whether the impairment is credit-related or noncredit-related based on various factors. When an impairment, or a portion of an impairment, is considered credit-related, an allowance for credit losses is recorded. For the six months ended June 30, 2023, the Company recognized no year-to-date
credit losses and no allowance for credit losses is recorded as of June 30, 2023. The aggregate fair value of investments with unrealized losses as of June 30, 2023 is $31.1 million.

(m) Investments
The Company’s short-term investments consist entirely of investments in U.S. treasury securities. These investments are classified as available-for-sale
debt securities and are therefore reported at fair value in the balance sheets. Unrealized gains and losses are included in accumulated other comprehensive income (loss). There were no realized gains or losses on investments for the years ended December 31, 2022 and 2021.
The Company assesses investments for
impairment
at each reporting period. An investment is considered impaired when the amortized cost basis exceeds the fair value. When this is the case, the Company assesses whether the impairment is credit-related or noncredit-related based on various factors. When an impairment, or a portion of an impairment, is considered credit-related, an allowance for credit losses is recorded. For the years ended December 31, 2022 and 2021, the Company recognized no year-to-date
credit losses and no allowance for credit losses is recorded as of December 31, 2022 or 2021. The aggregate fair value of investments with unrealized losses as of December 31, 2022 is $40.7 million.